UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number: 028-13757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA              Date October 28, 2011
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $470,610 (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    15880   221206 SH       Sole                   191486             29720
Abbott Labs                    COM              002824100     9126   178444 SH       Sole                   156854             21590
Adobe Systems                  COM              00724F101     7568   313118 SH       Sole                   269858             43260
Altria Group                   COM              02209S103      241     9000 SH       Sole                     4300              4700
Automatic Data Processing      COM              053015103    17856   378700 SH       Sole                   324985             53715
Becton, Dickinson & Co         COM              075887109     8307   113303 SH       Sole                    98848             14455
Berkshire Hathaway B           COM              084670702     7788   109632 SH       Sole                    96442             13190
Bristol-Myers Squibb           COM              110122108      291     9265 SH       Sole                     3640              5625
Brown-Forman Cl B              COM              115637209     7152   101970 SH       Sole                    81060             20910
C. R. Bard                     COM              067383109     8384    95772 SH       Sole                    83282             12490
C.H. Robinson Worldwide        COM              12541W209     4145    60540 SH       Sole                    44605             15935
Cisco Systems                  COM              17275R102    16180  1043902 SH       Sole                   929827            114075
Coca-Cola                      COM              191216100    19526   289023 SH       Sole                   251248             37775
Cognizant Tech Solutions       COM              192446102     2548    40645 SH       Sole                    37460              3185
Colgate-Palmolive              COM              194162103     6468    72938 SH       Sole                    58823             14115
Diageo PLC                     COM              25243Q205      287     3780 SH       Sole                     1475              2305
Ecolab Inc                     COM              278865100      534    10915 SH       Sole                    10915
FactSet Research Sys           COM              303075105     5811    65315 SH       Sole                    49370             15945
General Dynamics               COM              369550108     9075   159510 SH       Sole                   135010             24500
Int'l Business Machines        COM              459200101    20379   116537 SH       Sole                   100847             15690
Johnson & Johnson              COM              478160104    18286   287107 SH       Sole                   253637             33470
Kellogg Company                COM              487836108     9099   171060 SH       Sole                   149685             21375
Lorillard Inc                  COM              544147101      255     2300 SH       Sole                     1100              1200
McCormick & Co                 COM              579780206     9482   205425 SH       Sole                   177710             27715
McDonalds                      COM              580135101    20589   234443 SH       Sole                   202443             32000
Medtronic                      COM              585055106    15622   469983 SH       Sole                   408748             61235
Microsoft                      COM              594918104    18143   728930 SH       Sole                   634295             94635
NIKE                           COM              654106103    14938   174693 SH       Sole                   146798             27895
Nestle SA Spons ADR            COM              641069406     8382   151967 SH       Sole                   113592             38375
Novo Nordisk ADR               COM              670100205    17727   178120 SH       Sole                   151205             26915
Omnicom Group                  COM              681919106    15350   416672 SH       Sole                   362912             53760
Oracle                         COM              68389X105    17862   621517 SH       Sole                   534889             86628
Paychex                        COM              704326107     3860   146381 SH       Sole                   110224             36157
Pepsico                        COM              713448108     9436   152441 SH       Sole                   130206             22235
Procter & Gamble               COM              742718109    18256   288951 SH       Sole                   252836             36115
Southern Copper Corp           COM              84265V105      379    15150 SH       Sole                     6000              9150
Spectra Energy                 COM              847560109      301    12280 SH       Sole                     4300              7980
St Jude Medical                COM              790849103      373    10305 SH       Sole                    10305
Stericycle                     COM              858912108      513     6350 SH       Sole                     6350
Stryker                        COM              863667101    15878   336907 SH       Sole                   294292             42615
Sysco Corp                     COM              871829107    18259   704977 SH       Sole                   612122             92855
Total System Services          COM              891906109     7285   430285 SH       Sole                   400200             30085
United Technologies            COM              913017109    14054   199747 SH       Sole                   182557             17190
Varian Medical Systems         COM              92220P105     7783   149213 SH       Sole                   130783             18430
Wal-Mart Stores                COM              931142103    18570   357806 SH       Sole                   311121             46685
Kinder Morgan Energy Prtns LP  ETP              494550106      243     3555 SH       Sole                     1850              1705
Oneok Partners LP              ETP              68268N103      368     7900 SH       Sole                     4100              3800
SPDR Gold Trust                ETF              78463V107    12924    81765 SH       Sole                    70079             11686
iShares Silver Trust           ETF              46428Q109     8847   306025 SH       Sole                   264245             41780

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